Risk Management - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial risk management [line items]
Foreign exchange gain (loss)	$ (384,951)	$ 490,428	$ 606,270
Increase or decrease by net of deferred taxes	$ 191,179	80,524	104,741
Exchange Rate Risks
Disclosure of financial risk management [line items]
Foreign exchange, percentage	10.00%
Foreign exchange gain (loss)	$ 298,057	342,781	$ 462,376
Interest Rate Risk
Disclosure of financial risk management [line items]
Interest rate	2.00%
Interrest rate basis points	10.00%
Increase or decrease by net of deferred taxes	$ 591	$ 85